Entity Wide Disclosures	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Entity Wide Disclosures

NOTE 11 - ENTITY WIDE DISCLOSURES:

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment and derives revenues from sales of products and services developing minimally invasive endosurgical tools and highly innovative imaging solutions.

a.	Revenues by geographical area (based on the location of customers)

The following is a summary of revenues within geographic areas:

	Year ended on December 31,
	2019	2018
	USD in thousands
United States	142	300
United Kingdom	33	24
South Korea	-	7
Israel	67	12
Other	67	48
	309	391

b.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2019	2018
	USD in thousands
Customer A	85	134

Customer B	30	92

Customers C	33	21

Customer D – Parent company	36